Share-based payment	12 Months Ended
Dec. 31, 2022
Share-based Payment
Share-based payment

Note 20 - Share-based payment

ITAÚ UNIBANCO HOLDING and its subsidiaries have share-based payment plans aimed at involving its management members and employees in the medium and long term corporate development process.

The grant of these benefits is only made in years in which there are sufficient profits to permit the distribution of mandatory dividends, limiting dilution to 0.5% of the total shares held by the controlling and minority stockholders at the balance sheet date. These programs are settled through the delivery of ITUB4 treasury shares to stockholders.

Expenses on share-based payment plans are presented in the table below:

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Partner plan (1)	(180)	(129)	(241)
Share-based plan	(418)	(381)	(489)
Total	(598)	(510)	(730)

1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A., in October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans. Payments occured in 2022 are reflected in Personnel Expenses - Compensation (Note 23).

a) Partner plan

The program enables employees and managers of ITAÚ UNIBANCO HOLDING to invest a percentage of their bonus to acquire shares and share-based instruments. There is a lockup period of from three to five years, counted from the initial investment date, and the shares are thus subject to market price variations. After complying with the preconditions outlined in the program, beneficiaries are entitled to receive shares as consideration, in accordance with the number of shares indicated in the regulations.

The acquisition price of shares and share-based instruments is established every six months as the average of the share price over the last 30 days, which is performed on the seventh business day prior to the remuneration grant date.

The fair value of the consideration in shares is the market price at the grant date, less expected dividends.

Change in the partner program
	01/01 to 12/31/2022	01/01 to 12/31/2021
	Quantity	Quantity
Opening balance (1)	36,943,996	36,291,760
New	21,395,758	14,583,318
Delivered	(9,226,877)	(11,652,700)
Cancelled	(859,065)	(2,278,382)
Closing balance	48,253,812	36,943,996
Weighted average of remaining contractual life (years)	2.21	1.80
Market value weighted average (R$)	22.22	16.71
1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A., as from October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans.

b) Variable compensation

In this plan, part of the administrators variable remuneration is paid in cash and part in shares during a period of three years. Shares are delivered on a deferred basis, of which one-third per year, upon compliance with the conditions provided for in internal regulation. The deferred unpaid portions may be reversed proportionally to a significant reduction in the recurring income realized or the negative income for the period.

Management members become eligible for the receipt of these benefits according to individual performance, business performance or both. The benefit amount is established according to the activities of each management member who meets at least the performance and conduct requirements.

The fair value of the share is the market price at its grant date.

Change in share-based variable compensation
	01/01 to 12/31/2022	01/01 to 12/31/2021
	Quantity	Quantity
Opening balance (1)	36,814,248	27,407,231
New	22,524,857	21,767,235
Delivered	(14,263,138)	(10,818,958)
Cancelled	(845,890)	(1,541,260)
Closing balance	44,230,077	36,814,248
Weighted average of remaining contractual life (years)	0.93	1.04
Market value weighted average (R$)	24.83	23.59

1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A. (Note 3), as from October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans.